Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 2.2%
HEALTH CARE — 1.2%
CSL Ltd	159,826	$13,818,607
INDUSTRIALS — 1.0%
Aurizon Holdings Ltd	3,618,248	10,640,415
Total Australia		24,459,022

AUSTRIA — 1.7%
INDUSTRIALS — 1.7%
ANDRITZ AG	210,968	19,872,715
Total Austria		19,872,715

FINLAND — 2.7%
FINANCIALS — 1.0%
Nordea Bank Abp	565,166	11,406,832
MATERIALS — 1.7%
UPM-Kymmene Oyj	694,127	18,884,269
Total Finland		30,291,101

FRANCE — 15.5%
CONSUMER DISCRETIONARY — 0.8%
Kering SA	25,257	8,336,666
CONSUMER STAPLES — 2.9%
Carrefour SA	822,769	15,099,442
Pernod Ricard SA	223,702	17,433,838
		32,533,280
FINANCIALS — 3.4%
BNP Paribas	299,888	38,106,382
HEALTH CARE — 2.9%
Sanofi SA	379,706	32,697,118
INDUSTRIALS — 3.8%
Bouygues SA	378,247	21,306,579
Vinci SA	154,826	21,860,324
		43,166,903

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
FRANCE (continued)
INFORMATION TECHNOLOGY — 1.7%
Capgemini SE	164,561	$19,559,838
Total France		174,400,187

GERMANY — 9.2%
FINANCIALS — 3.2%
Allianz SE	72,289	36,007,321
HEALTH CARE — 2.6%
Merck KGaA	179,178	29,612,429
INDUSTRIALS — 2.1%
Deutsche Post AG	347,295	23,199,927
MATERIALS — 1.3%
Evonik Industries AG	721,458	14,594,875
Total Germany		103,414,552

HONG KONG — 7.2%
FINANCIALS — 2.4%
AIA Group Ltd	2,682,400	27,041,002
INDUSTRIALS — 4.8%
CK Hutchison Holdings Ltd	3,601,500	33,743,464
Jardine Matheson Holdings Ltd	311,115	20,662,691
		54,406,155
Total Hong Kong		81,447,157

ITALY — 4.7%
ENERGY — 0.8%
Eni SpA	323,142	8,988,739
UTILITIES — 3.9%
Enel SpA	1,878,327	21,212,705
Snam SpA	3,415,276	23,158,371
		44,371,076
Total Italy		53,359,815

JAPAN — 25.5%
COMMUNICATION SERVICES — 4.0%
KDDI Corp	1,405,800	25,900,062

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN (continued)
COMMUNICATION SERVICES (continued)
Nintendo Co Ltd	395,500	$18,866,209
		44,766,271
CONSUMER DISCRETIONARY — 5.6%
Panasonic Holdings Corp	1,122,300	29,676,381
Sony Group Corp	1,417,000	33,113,694
		62,790,075
CONSUMER STAPLES — 1.6%
MatsukiyoCocokara & Co	1,155,300	18,435,338
FINANCIALS — 1.6%
Sompo Holdings	403,400	17,909,603
INDUSTRIALS — 7.0%
Daikin Industries	92,800	13,442,532
Komatsu Ltd	453,600	19,681,822
MINEBEA MITSUMI	573,500	13,060,963
Mitsubishi Electric Corp	450,800	16,239,223
Secom Co Ltd	383,100	16,502,442
		78,926,982
INFORMATION TECHNOLOGY — 4.6%
FUJIFILM Holdings Corp	1,368,800	32,221,064
Fujitsu Ltd	850,900	19,612,627
		51,833,691
MATERIALS — 1.1%
Shin-Etsu Chemical Co Ltd	357,900	12,759,185
Total Japan		287,421,145

NETHERLANDS — 1.5%
HEALTH CARE — 1.5%
Koninklijke Philips NV	653,690	17,223,335
Total Netherlands		17,223,335

SINGAPORE — 3.2%
FINANCIALS — 3.2%
United Overseas Bank Ltd	1,076,140	36,394,082
Total Singapore		36,394,082

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN — 5.8%
COMMUNICATION SERVICES — 2.5%
Cellnex Telecom SA	911,013	$28,299,761
FINANCIALS — 3.3%
Banco Santander SA	2,589,954	36,835,030
Total Spain		65,134,791

SWITZERLAND — 3.4%
CONSUMER STAPLES — 3.0%
Nestle SA	337,151	33,698,603
HEALTH CARE — 0.4%
Roche Holding	11,972	5,232,871
Total Switzerland		38,931,474

UNITED KINGDOM — 16.7%
COMMUNICATION SERVICES — 0.9%
WPP PLC	2,619,447	10,580,648
CONSUMER STAPLES — 4.3%
Associated British Foods PLC	987,920	27,755,029
British American Tobacco PLC	337,704	20,485,371
		48,240,400
ENERGY — 3.5%
BP PLC	2,455,976	18,452,086
Shell PLC	447,099	20,464,412
		38,916,498
FINANCIALS — 4.6%
Lloyds Banking Group PLC	17,277,623	26,704,497
London Stock Exchange Group PLC	219,785	24,724,079
		51,428,576
HEALTH CARE — 3.4%
GSK PLC	1,079,533	28,070,848

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
HEALTH CARE (continued)
Haleon PLC	2,185,417	$10,698,803
		38,769,651
Total United Kingdom		187,935,773

Total Common Stock
(Cost $887,360,416)
		1,120,285,149
Total Value of Securities — 99.3%
(Cost $887,360,416)		$1,120,285,149

Percentages are based on Net Assets of $1,127,737,409.

Ltd — Limited

PLC — Public Limited Company

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 89.0%
	Number of Shares	Value (U.S. $)
BRAZIL — 5.7%
ENERGY — 2.4%
Petroleo Brasileiro SA ADR	29,670	$575,598
HEALTH CARE — 1.3%
Hypera SA	73,411	308,465

MATERIALS — 2.0%
Vale Sponsored ADR Class B	31,685	477,176
Total Brazil		1,361,239

CANADA — 0.9%
MATERIALS — 0.9%
Barrick Mining Corp	5,714	209,875
Total Canada		209,875

CHINA — 23.3%
COMMUNICATION SERVICES — 7.3%
Baidu Inc Class A *	15,902	220,284
China Tower Corp Ltd Class H	273,300	349,365
NetEase Inc	13,500	359,184
Tencent Holdings Ltd	13,100	800,449
		1,729,282
CONSUMER DISCRETIONARY — 8.0%
Alibaba Group Holding Ltd	45,184	688,306
Midea Group Co Ltd Class A	35,003	454,316
Shenzhou International Group Holdings Ltd	64,300	365,438
Yum China Holdings Inc	8,086	389,583
		1,897,643
ENERGY — 1.0%
PetroChina Ltd Class H	186,000	236,678
FINANCIALS — 1.6%
Ping An Insurance Group Co of China Ltd Class H	52,500	392,216
INDUSTRIALS — 3.4%
Beijing-Shanghai High Speed Railway Co Ltd Class A	415,300	315,701
Full Truck Alliance Co Ltd ADR	30,480	289,255

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
INDUSTRIALS (continued)
Sinotruk Hong Kong Ltd	39,000	$202,138
		807,094
MATERIALS — 0.9%
Guangdong Tapai Group Co Ltd Class A	196,220	217,841
UTILITIES — 1.1%
Guangdong Investment Ltd	248,000	267,637
Total China		5,548,391

HONG KONG — 1.1%
CONSUMER STAPLES — 1.1%
WH Group Ltd	247,728	266,547
Total Hong Kong		266,547

INDIA — 7.7%
COMMUNICATION SERVICES — 1.4%
Indus Towers Ltd *	78,731	322,831
CONSUMER DISCRETIONARY — 0.9%
Hero MotoCorp Ltd	3,825	215,923
FINANCIALS — 3.9%
Axis Bank Ltd	23,563	303,428
HDFC Bank Ltd	55,959	438,260
HDFC Bank Ltd Sponsored ADR	8,292	198,428
		940,116
INFORMATION TECHNOLOGY — 1.0%
Infosys Ltd Sponsored ADR	18,910	227,487
MATERIALS — 0.5%
Jindal Steel	11,006	127,270
Total India		1,833,627

INDONESIA — 3.4%
COMMUNICATION SERVICES — 1.2%
Telkom Indonesia Persero Tbk PT	2,043,300	298,303

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDONESIA (continued)
FINANCIALS — 2.2%
Bank Rakyat Indonesia Persero Tbk PT	3,057,139	$514,137
Total Indonesia		812,440

KAZAKHSTAN — 0.7%
FINANCIALS — 0.7%
Kaspi.KZ JSC ADR	1,721	152,790
Total Kazakhstan		152,790

MALAYSIA — 1.2%
FINANCIALS — 1.2%
Malayan Banking Bhd	109,400	291,659
Total Malaysia		291,659

MEXICO — 3.6%
CONSUMER STAPLES — 0.9%
Wal-Mart de Mexico SAB de CV	73,726	214,373
FINANCIALS — 1.9%
Grupo Financiero Banorte SAB de CV Sponsored Class O	40,543	467,335
INDUSTRIALS — 0.8%
Grupo Aeroportuario del Pacifico SAB de CV Class B	8,382	182,280
Total Mexico		863,988

PERU — 0.6%
FINANCIALS — 0.6%
Credicorp Ltd	369	147,814
Total Peru		147,814

PHILIPPINES — 1.5%
FINANCIALS — 1.5%
BDO Unibank Inc	175,206	355,165
Total Philippines		355,165

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
PORTUGAL — 1.3%
CONSUMER STAPLES — 1.3%
Jeronimo Martins SGPS	15,429	$309,427
Total Portugal		309,427

SAUDI ARABIA — 2.7%
COMMUNICATION SERVICES — 0.9%
Saudi Telecom Co	18,784	215,960
FINANCIALS — 1.8%
The Saudi National Bank	39,689	415,322
Total Saudi Arabia		631,282

SOUTH AFRICA — 1.3%
INDUSTRIALS — 1.3%
Bidvest Group Ltd	20,677	310,241
Total South Africa		310,241

SOUTH KOREA — 8.1%
COMMUNICATION SERVICES — 0.8%
KT Corp ADR	11,094	200,691
CONSUMER DISCRETIONARY — 1.2%
Kia Corp	3,183	286,980
FINANCIALS — 2.6%
Shinhan Financial Group Co Ltd	8,867	615,547
INFORMATION TECHNOLOGY — 3.5%
Samsung Electronics Co Ltd	2,810	489,094
SK Hynix Inc	296	336,154
		825,248
Total South Korea		1,928,466

TAIWAN — 20.1%
INFORMATION TECHNOLOGY — 20.1%
Hon Hai Precision Industry Co Ltd	102,000	778,975
Lite-On Technology Corp	13,000	82,385
Novatek Microelectronics Corp	13,000	205,460
Realtek Semiconductor Corp	12,000	248,841
Taiwan Semiconductor Manufacturing Co Ltd	40,000	2,958,611

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN (continued)
INFORMATION TECHNOLOGY (continued)
Wistron Corp	96,000	$514,848
Total Taiwan		4,789,120

THAILAND — 1.3%
HEALTH CARE — 1.3%
Bangkok Dusit Medical Services Class F	536,400	308,069
Total Thailand		308,069

UNITED ARAB EMIRATES — 3.0%
ENERGY — 1.0%
ADNOC Gas PLC	253,665	227,646
FINANCIALS — 0.8%
First Abu Dhabi Bank PJSC	34,940	184,027
REAL ESTATE — 1.2%
Emaar Properties PJSC	96,350	287,564
Total United Arab Emirates		699,237

UNITED KINGDOM — 1.5%
MATERIALS — 1.5%
Mondi PLC	30,039	362,178
Total United Kingdom		362,178

Total Common Stock
(Cost $16,203,571)
		21,181,555
PREFERRED STOCK — 10.1%
BRAZIL — 2.0%
FINANCIALS — 2.0%
Itausa SA^	171,665	469,703

SOUTH KOREA — 8.1%
CONSUMER DISCRETIONARY — 0.4%
Hyundai Motor Co^	735	101,249

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2026

(Unaudited)

PREFERRED STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA (continued)
INFORMATION TECHNOLOGY — 7.7%
Samsung Electronics Co Ltd^	14,564	1,830,185
		1,931,434
Total Preferred Stock
(Cost $906,733)
		2,401,137
Total Value of Securities — 99.1%
(Cost $17,110,304)		$23,582,692

Percentages are based on Net Assets of $23,785,287.

* Non-income producing security.

^ There is currently no rate available.

ADR — American Depositary Receipt

Ltd — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SGPS — Sociedade Gestora de Participações Sociais

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.3%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 0.1%
INDUSTRIALS — 0.1%
Aurizon Holdings Ltd	147,448	$433,610
Total Australia		433,610

BRAZIL — 0.8%
HEALTH CARE — 0.8%
Hypera SA	709,188	2,979,928
Total Brazil		2,979,928

CHINA — 3.1%
COMMUNICATION SERVICES — 0.9%
Tencent Holdings Ltd	54,600	3,336,223
CONSUMER DISCRETIONARY — 2.2%
Alibaba Group Holding Ltd	256,000	3,899,751
Midea Group Co Ltd Class A	356,255	4,623,959
		8,523,710
Total China		11,859,933

FINLAND — 1.9%
MATERIALS — 1.9%
UPM-Kymmene Oyj	257,755	7,012,427
Total Finland		7,012,427

FRANCE — 8.8%
CONSUMER STAPLES — 1.1%
Pernod Ricard SA	52,935	4,125,400
FINANCIALS — 1.9%
BNP Paribas	56,162	7,136,433
HEALTH CARE — 2.4%
Sanofi SA	106,020	9,129,560
INDUSTRIALS — 1.8%
Vinci SA	49,910	7,046,935

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
FRANCE (continued)
INFORMATION TECHNOLOGY — 1.6%
Capgemini SE	51,280	$6,095,177
Total France		33,533,505

GERMANY — 4.3%
HEALTH CARE — 2.6%
Merck KGaA	59,467	9,828,005
INDUSTRIALS — 1.7%
Deutsche Post AG	96,225	6,428,002
Total Germany		16,256,007

HONG KONG — 1.5%
FINANCIALS — 1.5%
AIA Group Ltd	560,600	5,651,352
Total Hong Kong		5,651,352

INDIA — 0.7%
FINANCIALS — 0.7%
HDFC Bank Ltd	312,444	2,447,002
Total India		2,447,002

INDONESIA — 1.0%
FINANCIALS — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	23,494,200	3,951,159
Total Indonesia		3,951,159

ITALY — 1.8%
UTILITIES — 1.8%
Enel SpA	613,059	6,923,523
Total Italy		6,923,523

JAPAN — 9.3%
COMMUNICATION SERVICES — 1.6%
Nintendo Co Ltd	127,800	6,096,337

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN (continued)
CONSUMER DISCRETIONARY — 2.5%
Sony Group Corp	406,000	$9,487,763
CONSUMER STAPLES — 3.5%
MatsukiyoCocokara & Co	454,500	7,252,542
Sundrug Co Ltd	255,100	6,060,639
		13,313,181
INDUSTRIALS — 1.7%
Komatsu Ltd	151,500	6,573,624
Total Japan		35,470,905

NETHERLANDS — 1.5%
HEALTH CARE — 1.5%
Koninklijke Philips NV	217,209	5,722,993
Total Netherlands		5,722,993

SINGAPORE — 2.1%
FINANCIALS — 2.1%
United Overseas Bank Ltd	239,300	8,092,910
Total Singapore		8,092,910

SPAIN — 2.4%
COMMUNICATION SERVICES — 2.4%
Cellnex Telecom SA	293,336	9,112,207
Total Spain		9,112,207

SWITZERLAND — 0.7%
HEALTH CARE — 0.7%
Roche Holding	5,816	2,542,130
Total Switzerland		2,542,130

TAIWAN — 2.8%
INFORMATION TECHNOLOGY — 2.8%
Taiwan Semiconductor Manufacturing Co Ltd	146,000	10,798,930
Total Taiwan		10,798,930

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 6.9%
CONSUMER STAPLES — 2.1%
Associated British Foods PLC	285,572	$8,022,977
FINANCIALS — 4.8%
Lloyds Banking Group PLC	6,651,672	10,280,902
London Stock Exchange Group PLC	71,118	8,000,214
		18,281,116
Total United Kingdom		26,304,093

UNITED STATES — 46.6%
COMMUNICATION SERVICES — 4.7%
Alphabet Inc Class A	31,334	11,158,977
Meta Platforms Inc Class A	11,732	6,531,322
		17,690,299
CONSUMER STAPLES — 5.2%
Dollar Tree Inc *	72,189	9,183,163
PepsiCo Inc	43,424	6,060,253
Sysco Corp	52,197	4,449,272
		19,692,688
ENERGY — 1.4%
ExxonMobil Holdings	34,360	5,340,918
FINANCIALS — 7.8%
Bank of America Corp	135,055	8,366,657
Charles Schwab Corp	109,652	11,539,776
Fiserv Inc *	69,742	3,761,884
Wells Fargo & Co	68,851	5,952,169
		29,620,486
HEALTH CARE — 9.5%
Merck & Co Inc	92,029	11,982,176
Thermo Fisher Scientific Inc	20,760	11,922,468
UnitedHealth Group Inc	22,148	9,178,131
Zoetis Class A	38,133	2,947,300
		36,030,075
INDUSTRIALS — 4.2%
CNH Industrial NV	512,097	5,248,994
DuPont de Nemours	42,581	5,833,597
L3Harris Technologies Inc	18,259	5,058,839
		16,141,430

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2026

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
INFORMATION TECHNOLOGY — 10.8%
CDW Corp	42,748	$6,318,582
Microsoft Corp	32,644	15,170,320
Salesforce Inc	39,386	7,247,812
Texas Instruments Inc	24,980	6,887,985
Workday Inc Class A *	34,907	5,596,988
		41,221,687
REAL ESTATE — 3.0%
NNN REIT, Inc	64,749	3,076,873
Prologis Inc REIT	58,235	8,421,363
		11,498,236
Total United States		177,235,819

Total Common Stock
(Cost $304,110,299)
		366,328,433
PREFERRED STOCK — 2.9%
SOUTH KOREA — 2.9%
INFORMATION TECHNOLOGY — 2.9%
Samsung Electronics Co Ltd^	88,886	11,169,857

Total Preferred Stock
(Cost $3,156,402)
		11,169,857
Total Value of Securities — 99.2%
(Cost $307,266,701)		$377,498,290

Percentages are based on Net Assets of $380,444,075.

* Non-income producing security.

^ There is currently no rate available.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2026

(Unaudited)

For information on the Funds' policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Funds' most recent financial statements.

MON-QH-001-2100